Related Party Transactions (Details) - Schedule of Major Related Parties Transaction	6 Months Ended
Jun. 30, 2024
Schedule of Major Related Paries Transaction [Abstract]
Name of related parties	Shengda Group
Relationship with the Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer